Note 4 - Reverse Recapitalization - Schedule of Reverse Recapitalization 1 (Details)	Jan. 18, 2022 shares
Shares outstanding (in shares)	17,215,336
Issuance of shares for transaction fees (in shares)	2,058,229
Shares outstanding (in shares)	88,824,647
Forward Purchase Securities Agreement [Member]
Shares issued (in shares)	1,250,000
Cantor Loan Repayment [Member]
Shares issued (in shares)	788,021
Series A Preferred Stockholders [Member]
Shares issued (in shares)	7,968,316
Series B Preferred Stockholders [Member]
Shares issued (in shares)	4,597,928
Series B-1 Preferred Stockholders [Member]
Shares issued (in shares)	2,171,399
The 2018 Convertible Noteholders [Member]
Shares issued (in shares)	5,581,416
The 2019 Convertible Noteholders [Member]
Shares issued (in shares)	7,846,333
The 2020 Convertible Noteholders [Member]
Shares issued (in shares)	4,553,205
Redeemable Series X Preferred Stockholders [Member]
Shares issued (in shares)	2,140,340
Liberty Investors [Member]
Shares issued (in shares)	20,000,000
PIPE Investors [Member]
Shares issued (in shares)	5,816,770
CF V Sponsor [Member]
Shares issued (in shares)	6,837,354